SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Summary Of Significant Accounting Policies Tables
Estimated useful life of the related asset

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over the estimated useful life of the related asset as follows:

Office furniture and equipment	10 years
Computer equipment and software	5 years

Furniture and fixtures	5 years
Machinery and equipment	5 years
Software and hardware	5 years

Summary of derivative liabilities

Our derivative liabilities are measured at fair value on a recurring basis and estimated as follows:

October 31, 2017	Total	Level 1	Level 2	Level 3

Derivative liabilities	$1,789,047	$-	$-	$1,789,047

April 30, 2017	Total	Level 1	Level 2	Level 3

Derivative liabilities	$6,610,001	$-	$-	$6,610,001

April 30, 2017	Total	Level 1	Level 2	Level 3

Derivative liability	$6,610,001	$-	$-	$6,610,001

April 30, 2016	Total	Level 1	Level 2	Level 3

Derivative liability	$395,619	$-	$-	$395,619